Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
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Cash and cash equivalents
6.	Cash and cash equivalents

	December 31, 2018	December 31, 2017
Short-term bank deposits	405,227	66,767
Short-term investments	2,357,823	—

	2,763,050	66,767

Cash and cash equivalents are held for the purpose of meeting short-term cash needs and include cash on hand, deposits with banks and other short-term highly liquid investments with original maturities of three-month or less, and with immaterial risk of change in value. The balance as at December 31, 2018 is relatated to an excess of cash and cash equivalents proceeds originated from the IPO and the follow-on offering mentioned in Notes 1.1 and 1.2, respectively.